UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  02/14/99
    ------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:   851753

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104     7937   293300 SH       SOLE                   293300
Accredo Health, Inc.           COMMON           00437V104    20221   657600 SH       SOLE                   657600
Advanced Digital Info.         COMMON           007525108    21760   447500 SH       SOLE                   447500
Allscripts                     COMMON           019886100      682    15500 SH       SOLE                    15500
American Dental                COMMON           025353103      583    83300 SH       SOLE                    83300
Ancor Communications           COMMON           03332K108     9224   135900 SH       SOLE                   135900
Applied Micro Circuits         COMMON           03822W109    17522   137700 SH       SOLE                   137700
Applied Science                COMMON           038236105    20944   630200 SH       SOLE                   630200
Ardent Software                COMMON           039794102    10046   257600 SH       SOLE                   257600
Asyst Technology               COMMON           04648X107    32722   499100 SH       SOLE                   499100
Aware, Inc.                    COMMON           05453N100    14288   392800 SH       SOLE                   392800
Citadel Commun.                COMMON           172853202    35928   553800 SH       SOLE                   553800
Coventry Corp.                 COMMON           222862104      844   125000 SH       SOLE                   125000
Cybex Computer Prod.           COMMON           232522102    20967   517700 SH       SOLE                   517700
Cytyc Corp.                    COMMON           232946103    26184   428800 SH       SOLE                   428800
Data Critical Corp.            COMMON           237622105      329    22100 SH       SOLE                    22100
Digital River                  COMMON           25388B104    12516   375700 SH       SOLE                   375700
Emulex Corp.                   COMMON           292475209    39983   355400 SH       SOLE                   355400
FYI Inc.                       COMMON           302712104    24160   710600 SH       SOLE                   710600
Global Industries              COMMON           379336100    11846  1373400 SH       SOLE                  1373400
Gric Communications            COMMON           398081109     8001   315300 SH       SOLE                   315300
Healthcare Recoveries          COMMON           42220K101      316    87300 SH       SOLE                    87300
Intranet Solutions             COMMON           460939309    20461   553000 SH       SOLE                   553000
Learning Tree Int'l.           COMMON           522015106    13838   494200 SH       SOLE                   494200
LifePoint Hospitals            COMMON           53219L109     7271   615500 SH       SOLE                   615500
MCK Communications             COMMON           581243102     7938   352800 SH       SOLE                   352800
MTI Technology Corp.           COMMON           553903105    11634   315500 SH       SOLE                   315500
Maverick Tube                  COMMON           577914104    17311   701200 SH       SOLE                   701200
MedicaLogic, Inc.              COMMON           584642102     6334   301600 SH       SOLE                   301600
NetCreations, Inc.             COMMON           64110N102    14881   338200 SH       SOLE                   338200
NetSolve, Inc.                 COMMON           64115J106    12978   412000 SH       SOLE                   412000
PRI Automation                 COMMON           69357H106    32777   488300 SH       SOLE                   488300
Pinnacle Holdings              COMMON           72346N101    31235   737100 SH       SOLE                   737100
Power Integrations, Inc.       COMMON           739276103    27051   564296 SH       SOLE                   564296
Priority Healthcare            COMMON           74264T102    20479   707700 SH       SOLE                   707700
QRS Corporation                COMMON           74726X105    28331   271600 SH       SOLE                   271600
Quanta Services, Inc.          COMMON           74762E102    17018   602400 SH       SOLE                   602400
Radio Unica Commun.            COMMON           75040Q106    13274   459700 SH       SOLE                   459700
Radisys                        COMMON           750459109    18801   368650 SH       SOLE                   368650
S1 Corporation                 COMMON           78463B101    23977   306900 SH       SOLE                   306900
SERENA Software, Inc.          COMMON           817492101    18334   592600 SH       SOLE                   592600
Sanchez Computer               COMMON           799702105    17715   430100 SH       SOLE                   430100
Scientific Learning            COMMON           808760102    14615   400400 SH       SOLE                   400400
Silicon Storage Tech.          COMMON           827057100    11876   287900 SH       SOLE                   287900
Startek, Inc.                  COMMON           85569C107     7297   201300 SH       SOLE                   201300
Student Advantage              COMMON           86386q105    17346   781800 SH       SOLE                   781800
Three-Five Systems             COMMON           88554L108    20441   498552 SH       SOLE                   498552
eBenX, Inc.                    COMMON           278668108     8177   180700 SH       SOLE                   180700
eCollege.com                   COMMON           27887E100     1066    97500 SH       SOLE                    97500
Cobalt Networks, Inc.          COMMON           19074R101    21968   270270 SH       SOLE                   270270
Crossroads Systems, Inc.       COMMON           22765D100     7605   120000 SH       SOLE                   120000
HearMe                         COMMON           62473C200     4538   227273 SH       SOLE                   227273
Scientific Learning            COMMON           808760102     4563   166667 SH       SOLE                   166667
TriZetto Group, Inc.           COMMON           896882107    33624   961538 SH       SOLE                   961538
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